Contract Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Contract Assets and Liabilities
8.	Contract Assets and Liabilities
In case of providing both wireless telecommunication services and sales of handsets, the Group allocated the consideration based on relative stand-alone selling prices and recognized unbilled receivables from handset sales as contract assets. The Group recognized receipts in advance for prepaid telecommunications services and unearned revenue for customer loyalty programs as contract liabilities.

(1)	Details of contract assets and liabilities as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2022
Contract assets:
Allocation of consideration between performance obligations	~~W~~	129,771	132,221
Contract liabilities:
Wireless service contracts		19,149	18,544
Customer loyalty programs		7,164	7,706
Fixed-line service contracts		146,106	136,880
Others		40,074	70,792

	~~W~~	212,493	233,922

(2)
The amount of revenue recognized for the years ended December 31, 2023 and 2022 related to the contract liabilities carried forward from the prior periods are
~~W~~
141,460 million and
~~W~~
109,867 million, respectively. Details of revenue expected to be recognized from contract liabilities as of December 31, 2023 are as follows:

(In millions of won)
	Less than 1 year		1 ~ 2 years	More than 2 years	Total
Wireless service contracts	~~W~~	19,149	—	—	19,149
Customer loyalty programs		5,717	969	478	7,164
Fixed-line service contracts		93,587	9,502	43,017	146,106
Others		37,124	2,950	—	40,074

	~~W~~	155,577	13,421	43,495	212,493